Stock-based compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Jan. 01, 2022	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 14,664			$ 83
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor
Content and software development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 895			$ 6
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						2,043			$ 77
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 11,726
Private Placement Warrants - CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				$ 2,800			$ 2,800
Warrants issued and outstanding						1,000,000	1,000,000